INSURANCE PREMIUM INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of insurance premium revenue [text block] [Abstract]
Disclosure of insurance premium revenue [text block]

NOTE 8: INSURANCE PREMIUM INCOME

	2019	2018	2017
	£m	£m	£m
Life insurance
Gross premiums:
Life and pensions	6,827	6,612	6,273
Annuities	2,483	2,178	1,082
	9,310	8,790	7,355
Ceded reinsurance premiums	(378)	(271)	(168)
Net earned premiums	8,932	8,519	7,187
Non-life insurance
Net earned premiums	642	670	743
Total net earned premiums	9,574	9,189	7,930